Offerings - Offering: 1	Jul. 28, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	true
Rule 457(r)	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.0001 per share
Amount Registered | shares	5,775,635
Proposed Maximum Offering Price per Unit | $ / shares	60.06
Maximum Aggregate Offering Price	$ 346,884,638.10
Fee Rate	0.01531%
Amount of Registration Fee	$ 53,108.04
Offering Note	This “Calculation of Filing Fee Table” shall be deemed to update the “Calculation of Filing Fee Tables” in the registrant’s Registration Statement on Form S-3 (File No. 333-281939), in accordance with Rules 456(b) and 457(r) under the Securities Act.